Debt obligations	12 Months Ended
Dec. 31, 2012
Debt obligations
Debt obligations

11.                     Debt obligations

As of December 31, debt obligations are:

	2012		2011
	Amount	Fair Value	Amount	Fair Value
Senior Secured Notes at annual fixed rate of 9.5%, due in 2017	$325,000	$338,000	$325,000	$314,031

Tack-on Senior Secured Notes at annual fixed rate of 9.5%, due in 2017	35,000	36,400	—	—

	$360,000	$374,400	$325,000	$314,031

The fair value for debt obligations is determined using quoted market prices. Fair value is based upon pricing information with respect to the trading of the bonds in a secondary market, obtained from several market data providers and brokerage firms. Inputs used to determine the fair value are classified as Level 1 within the fair value hierarchy from FASB ASC 820, Fair Value Measurements.

The principal characteristics of the Senior Secured Notes, including the Tack-on, are as follows:

•                               Maturity is on May 15, 2017.

•                               Fixed annual interest of 9.5%, payable semi-annually in arrears on May 15 and November 15 of each year.

•                               Fully and unconditionally guaranteed, jointly and severally, on a first priority senior secured basis by all of the existing U.S. subsidiaries and all future material subsidiaries of Satmex, subject to certain exceptions (see Note 18).

•                               Optional redemption at any time prior to May 15, 2014, pursuant to which Satmex may redeem up to 35% of the aggregate principal amount of the Notes, plus accrued and unpaid interest.

•                               In the event of a change of control, the holders have the right to require Satmex to repurchase the Senior Secured Notes at 101% of their issue price, plus accrued and unpaid interest.

The indenture related to the Senior Secured Notes issued by Satmex establishes certain covenants. Principal covenants are as follows:

•                               The Company should pay the notes on the dates and in the manner provided by the indenture.

•                               The Company should maintain an office or agency where the notes may be surrendered for registration.

•                               The Company should furnish to the holders of the notes and the Trustee all annual reports on Form 20-F, within 180 days after the end of the financial year.

•                               The Company and each guarantor should deliver to each of the Trustee and the Collateral Trustee and officers’ certificate stating that such officers have reviewed the activities of the companies during the preceding fiscal year and has kept, observed, performed and fulfilled its obligations under this Indenture and the Security Documents.

•                               The Company should not permit any of its restricted subsidiaries to declare or pay any dividends, purchase or redeem any equity interest of the Company or make any restricted investment as defined in the indenture.

•                               The Company should not incur any additional indebtedness or issue preferred stock unless permitted by the indenture.

•                               The Company should not permit any of its restricted subsidiaries to consummate any asset disposition, unless permitted by the indenture.

As of December 31, 2012, Satmex has complied with these obligations.